Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31,
	2014	2013
	(Dollars in millions)
7.375% senior notes, due 2020 (“Partnership Notes”), including original issue premium of $11.5 million at December 31, 2014	$411.5	$150.0
Revolving credit facility, due 2019 ("Partnership Revolver")	—	40.0
Debt issuance costs	(12.5)	(6.8)
Total long-term debt	$399.0	$183.2